Inventories - Schedule of major classes of inventory (Details) - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and packaging	$ 25,047	$ 13,756	$ 2,569
Work in process	5,635	2,517	2,615
Finished goods	12,013	13,984	2,960
Total	$ 42,695	$ 30,257	$ 8,144